Unaudited Condensed Condolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 1,066,894	$ 6,243,606
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of intangible assets	1,957,877	1,166,667
Amortization of right-of-use assets	36,806
Share-based compensation	223,933
Change in fair value of warrant liabilities	336,136
Changes in operating assets and liabilities:
Accounts receivable	(703,149)	(5,809,454)
Prepaid expenses and other receivables	1,028,346	(57,896)
Accounts payable	2,996,498	1,654,223
Amount due to related parties		10,800
Accrued expenses and other liabilities	(3,196,882)	1,939,154
Income tax payable	(216,977)	1,279,315
Deferred tax liabilities	332,626
Lease liabilities	(10,810)
Net cash provided by operating activities	3,851,298	6,426,415
CASH FLOWS FORM INVESTING ACTIVITY
Purchase of intangible assets	(8,125,000)	(7,000,000)
Net cash used in investing activity	(8,125,000)	(7,000,000)
CASH FLOWS FORM FINANCING ACTIVITIES
Deferred offering costs	(213,052)	(467,465)
Loan from a third party		954,909
Repayment of loans from a third party	(199,582)
Repayment of loans from related parties	(429,238)	(5,143)
Cash inflow from reverse recapitalization	1,136,951
Proceeds from PIPE investments	2,600,000
Repayment of sponsor loans	(350,000)
Net cash provided by financing activities	2,545,079	482,301
Effect of exchange rate changes		(130)
Net change in cash	(1,728,623)	(91,414)
Cash at the beginning of the period	2,581,086	142,401
Cash at the end of the period	852,463	50,987
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVETIES:
Obtaining operating right-of-use assets in exchange for operating lease liabilities	799,450
Net assets acquired from Reverse recapitalization	7,504,745
Financing funds received by a third party on behalf of the Group	2,900,000
Conversion from Covertible Promissory Notes	5,020,253
Offering costs recognized as additional paid-in capital	$ 1,030,923